Fair Value Measurements	5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements

Note 8 – Fair Value Measurements

The carrying amounts of certain financial instruments, such as cash equivalents, short-term investments, accounts receivable, accounts payable and accrued liabilities, approximate fair value due to their relatively short maturities.

The fair value of debt instruments for which the Company has not elected fair value accounting is based on the present value of expected future cash flows and assumptions about the then-current market interest rates as of the reporting period and the creditworthiness of the Company. The book values of the Company’s long-term debt approximate fair value because interest rates charged are similar to other financial instruments with similar terms and maturities and the rates vary in accordance with a market index. Most of the Company’s debt is carried on the balance sheet on a historical cost basis net of unamortized discounts and premiums, because the Company has not elected the fair value option of accounting. Changes to the inputs used in these valuation models can have a significant impact on the estimated fair value of the Convertible Promissory Notes and the Company’s embedded derivatives.

Liabilities Measured and Recorded at Fair Value on a Recurring Basis

As discussed in Note 7, all Convertible Promissory Notes were converted to Series B Preferred Stock in May 2021 in conjunction with the Series B Financing. As of December 31, 2020, the Company’s financial liabilities measured and recorded at fair value on a recurring basis were classified within the fair value hierarchy as follows:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
2020 Notes Embedded Derivative	$—	$—	$2,817	$2,817
2019 Note	—	—	3,612	3,612

There were no other transfers in and out of Level 3 during the three and nine months ended September 30, 2021 and 2020.

Fair Value Methodology

2020 Notes Embedded Derivative

The fair value of the 2020 Notes was estimated using the present value of probability weighted scenario analysis, considering the as-converted value and the downside protection. The embedded derivative is valued using a “with-and-without method,” where the value of the 2020 Notes, including the embedded derivative, is defined as the “with”, and the value of the 2020 Notes, excluding the embedded derivative, is defined as the “without.” This method estimates the value of the embedded derivative by comparing the difference in the values between the 2020 Notes with the embedded derivative and the value of the 2020 Notes, without the embedded derivative. The probability weighted scenario analysis requires the following inputs: (i) probability of qualified financing, maturity and other contingent scenarios; (ii) equity value; (iii) conversion price; (iv) maturity date; (v) risk-free interest rate; and (vi) estimated volatility. The changes during the nine months ended September 30, 2021 in the fair values of the embedded derivatives are primarily related to the change in the value of the conversion features and are reflected in the Condensed Statement of Operations as “Loss from change in fair value of embedded derivative liability.”

Fair Value of Debt - 2019 Note

The 2019 Note was converted to Series B Preferred Stock in May 2021 in conjunction with the Series B Financing. At December 31, 2020, the contractual outstanding principal of the 2019 Note was $3,000, and the fair value was $3,612. The fair value was estimated using the present value of probability weighted scenario analysis, considering the as-converted value and the downside protection. The probability weighted scenario analysis requires the following inputs: (i) probability of qualified financing, maturity and other contingent scenarios; (ii) equity value; (iii) conversion price; (iv) maturity date; (v) risk-free interest rate; and (vi) estimated volatility.

Note 8 – Fair Value Measurements (Continued)

Fair Value of Redeemable Preferred Stock

Redeemable preferred stock is remeasured to the greater of its original issue price or fair value (“Preferred Redemption Value”) at each balance sheet date. Series A-1 Preferred Stock and Series B Preferred Stock are recorded at fair value on the balance sheet and is classified as Level 3 in the fair value hierarchy. Differences between the carrying amount and current period value is reported as an adjustment to net loss attributable to common stockholders. Fair value was estimated using the present value of probability weighted expected return analysis, considering the as-converted value and the downside protection. This method estimates the value of the redeemable preferred stock by analyzing the future values of a company using several likely scenarios. These scenarios include: (i) strategic sale or merger; (ii) an initial public offering; and (iii) the dissolution of the company in which the preferred shares receive all of the proceeds, and the common stock has no value. During the three months ended September 30, 2021, the Company realized an increase to the Preferred Redemption Value of the Preferred Stock totaling $46,990. There was no change in the Preferred Redemption Value of the Series A-1 Preferred Stock for the three months ended September 30, 2020. These amounts are reported as “Deemed dividend related to Series A-1 preferred stock and Series B preferred stock” on the Condensed Statement of Operations and increase or decrease the Net (Loss) attributable to common stockholders. During the nine months ended September 30, 2021, the Company realized an increase to the Preferred Redemption Value of the Preferred Stock totaling $266,772 and a decrease of $3,071 for the nine months ended September 30, 2020 and are recorded as “Deemed dividend related to Series A-1 preferred stock and Series B preferred stock” on the Condensed Statement of Operations. Fair value of the Preferred Stock increased during the period primarily due to a change in the weighting of valuation scenarios that considered the BCA.

Note 8 – Fair Value Measurements

The carrying amounts of certain financial instruments, such as cash equivalents, short-term investments, accounts receivable, accounts payable and accrued liabilities, approximate fair value due to their relatively short maturities.

The fair value of debt instruments for which the Company has not elected fair value accounting is based on the present value of expected future cash flows and assumptions about the then-current market interest rates as of the reporting period and the creditworthiness of the Company. Most of the Company’s debt is carried on the consolidated balance sheet on a historical cost basis net of unamortized discounts and premiums, because the Company has not elected the fair value option of accounting. Changes to the inputs used in these valuation models can have a significant impact on the estimated fair value of the 2019 Convertible Promissory Notes and the Company’s embedded derivatives.

Liabilities Measured and Recorded at Fair Value on a Recurring Basis

As of December 31, 2020 and 2019, the Company’s financial liabilities measured and recorded at fair value on a recurring basis were classified within the fair value hierarchy as follows:

	2020
	Level 1	Level 2	Level 3	Total
Liabilities
2020 Convertible Promissory Notes Embedded Derivative	$—	$—	$2,817,000	$2,817,000
2019 Convertible Promissory Notes	—	—	$3,612,035	$3,612,035

	2019
	Level 1	Level 2	Level 3	Total
Liabilities
2020 Convertible Promissory Notes Embedded Derivative	$—	$—	$—	$—
2019 Convertible Promissory Notes	—	—	$3,000,000	$3,000,000

There were no transfers in and out of Level 3 during the years ended December 31, 2020 and 2019.

Note 8 – Fair Value Measurements (Continued)

Fair Value Methodology

2020 Convertible Promissory Notes Embedded Derivative

The estimated fair value of the embedded derivative was $2,817,000 at December 31, 2020. Changes in the fair value of the embedded derivative is recognized each reporting period as a “Loss from change in fair value of embedded derivative liability” in the consolidated Statements of Operations and Statements of Cash Flows. The fair value was estimated using the present value of probability weighted scenario analysis, considering the as-converted value and the downside protection. The embedded derivative is valued using a “with-and-without method”, where the value of the convertible promissory notes including the embedded derivative is defined as the “with”, and the value of the convertible promissory notes excluding the embedded derivative is defined as the “without”. This method estimates the value of the embedded derivative by comparing the difference in the values between the convertible promissory notes with the embedded derivative and the value of the convertible promissory notes without the embedded derivative. The probability weighted scenario analysis requires the following inputs: (i) probability of qualified financing, maturity and other contingent scenarios; (ii) equity value; (iii) conversion price; (iv) maturity date; (v) risk-free interest rate; and (vi) estimated volatility. The changes during 2020 in the fair values of the bifurcated compound embedded derivatives are primarily related to the change in value of the conversion features and are reflected in the consolidated statements of operations as “Loss from change in fair value of embedded derivative liability”.

Fair Value of Debt - 2019 Convertible Promissory Note

At December 31, 2020 and 2019, the contractual outstanding principal of the 2019 convertible promissory note was $3,000,000 and $3,000,000, respectively, and the fair value was $3,436,926 and $3,000,000, respectively. The Company recorded a loss of $436,926 and $0 related to change in fair value of the 2019 convertible note for the year ended December 31, 2020 and 2019, respectively. The fair value was estimated using the present value of probability weighted scenario analysis, considering the as-converted value and the downside protection. The probability weighted scenario analysis requires the following inputs: (i) probability of qualified financing, maturity and other contingent scenarios; (ii) equity value; (iii) conversion price; (iv) maturity date; (v) risk-free interest rate; and (vi) estimated volatility. Changes in fair value of the 2019 Convertible Promissory Notes are reflected in the consolidated statements of operations as “Loss from change in fair value of debt”.

Fair Value of Other Financial Instruments

The following table provides the fair value of financial instruments that are not recorded at fair value in the balance sheets:

	December 31, 2020
	Principal Amount	Fair Value
APIC:
2020 Convertible Promissory Notes	$5,125,000	$7,424,039

The fair value of the 2020 convertible promissory notes at December 31,2020 was estimated using the present value of probability weighted scenario analysis, considering the as-converted value and the downside protection and is classified as Level 3 in the fair value hierarchy.

Note 8 – Fair Value Measurements (Continued)

Fair Value of Redeemable Preferred Stock

Redeemable preferred stock is remeasured as of each reporting period and is classified as Level 3 in the fair value hierarchy. Differences between the carrying amount and the fair value is reported as a deemed dividend on the statement of operations. The fair value was estimated using the present value of probability weighted expected return analysis, considering the as-converted value and the downside protection. This method estimates the value of the redeemable preferred stock by analyzing the future values of a company using several likely scenarios. These scenarios include: (i) strategic sale or merger; (ii) an initial public offering; and (iii) the dissolution of the company in which the preferred shares receive all of the proceeds and the common stock has no value. During the years ended December 31, 2020 and 2019, the Company realized increases to the fair value of the preferred stock in the amounts of $80,086,341 and $3,076,566, respectively, and are recorded as “Deemed Dividends” on the statement of operations.

Decarbonization Plus Acquisition Corporation Iii
Fair Value Measurements

Note 8 — Fair Value Measurements

At June 30, 2021, assets held in the Trust Account were comprised of $350,005,400 in money market funds which are invested in U.S. Treasury Securities. Through June 30, 2021, the Company has not withdrawn any interest earned on the Trust Account to pay its franchise and income tax obligations.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		Amount at
	Description	Fair Value	Level 1	Level 2	Level 3
June 30, 2021
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund		$350,005,400	$350,005,400	$—	$—
Liabilities:
Warrant liability – Public Warrants		$29,633,334	$29,633,334	$—	$—
Warrant liability – Private Placement Warrants		$18,533,334	$—	$—	$18,533,334

The Company utilized a Monte Carlo simulation model to value the Public Warrant liabilities at the date of the Initial Public Offering, and then the unadjusted, quoted price listed on the NASDAQ Capital Market for each subsequent reporting period. The Company utilizes a Black-Scholes model to value the Private Warrant liabilities that are categorized within Level 3 at each reporting period, with changes in fair value recognized in the Statement of Operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The significant unobservable inputs used in the Monte Carlo simulation model to value the Public Warrants at the date of the Initial Public Offering and the Black-Scholes model to measure the Private Warrant liabilities that are categorized within Level 3 of the fair value hierarchy are as follows:

As of
June 30, 2021
Stock price	$10.37
Strike price	$11.50
Term (in years)	5.3
Volatility	32.0%
Risk-free rate	0.92%
Dividend yield	0.0%
Fair value of warrants	2.54 - 2.78

The following table provides a summary of the changes in fair value of the Level 3 warrant liabilities:

Level 3
Private
Placement
Beginning balance as of January 29, 2021 (inception)	$—
Initial measurement at March 26, 2021	10,200,000
Change in value inputs or other assumptions	8,333,334
Fair value as of June 30, 2021	$18,533,334

The Company transferred the public warrants from Level 3 to Level 1 in the amount of $16,800,000 at the Initial Public Offering Date during the period from January 29, 2021 (inception) to June 30, 2021.

Note 8 — Fair Value Measurements

At September 30, 2021, assets held in the Trust Account were comprised of $350,010,686 in money market funds which are invested in U.S. Treasury Securities. Through September 30, 2021, the Company has not withdrawn any interest earned on the Trust Account to pay its franchise and income tax obligations.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Amount at
Description	Fair Value	Level 1	Level 2	Level 3
September 30, 2021
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$350,010,686	$350,010,686	$—	$—
Liabilities:
Warrant liability – Public Warrants	$24,539,764	$24,539,764	$—	$—
Warrant liability – Private Placement Warrants	$14,889,542	$—	$—	$14,889,542

The Company utilized a Monte Carlo simulation model to value the Public Warrant liabilities at the date of the Initial Public Offering, and then the unadjusted, quoted price listed on the NASDAQ Capital Market for each subsequent reporting period. The Company utilizes a Black-Scholes model to value the Private Placement Warrant liabilities that are categorized within Level 3 at each reporting period, with changes in fair value recognized in the Statement of Operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The significant unobservable inputs used in the Monte Carlo simulation model to value the Public Warrants at the date of the Initial Public Offering and the Black-Scholes model to measure the Private Placement Warrant liabilities that are categorized within Level 3 of the fair value hierarchy are as follows:

As of
September 30,
2021
Stock price	$10.05
Strike price	$11.50
Term (in years)	5.2
Volatility	28.3%
Risk-free rate	1.00%
Dividend yield	0.0%
Fair value of warrants	2.10 - 2.23

The following table provides a summary of the changes in fair value of the Level 3 warrant liabilities:

Level
3 Private
Placement
Beginning balance as of January 29, 2021 (inception)	$—
Initial measurement at March 26, 2021	27,000,000
Transfer Public Warrants to Level 1	(16,800,000)
Change in value inputs or other assumptions	4,689,542
Fair value as of September 30, 2021	$14,889,542

The Company transferred the Public Warrants from Level 3 to Level 1 in the amount of $16,800,000 at the Initial Public Offering Date during the period from January 29, 2021 (inception) to September 30, 2021.